Financial instruments - classification - Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Liabilities	£ 655,485	£ 683,557	£ 740,189
Lease liabilities	670	1,118
Other comprehensive income, before tax, change in fair value of financial liability attributable to change in credit risk of liability	(39)	50	£ (29)
Bank deposits
Financial instruments
Liabilities	22,190	20,441
Financial Liabilities	22,190	20,441
Items in course of transmission to other banks	92	242
Customer deposits
Financial instruments
Liabilities	431,377	450,318
Settlement balances
Financial instruments
Liabilities	6,645	2,012
Trading liabilities
Financial instruments
Liabilities	53,636	52,808
Financial Liabilities	53,636	52,808
Derivatives
Financial instruments
Liabilities	72,395	94,047
Financial Liabilities	72,395	94,047
Net hedging derivative liabilities	270	132
Other financial liabilities
Financial instruments
Liabilities	55,089	49,107
Financial Liabilities	55,089	49,107
Subordinated liabilities
Financial instruments
Liabilities		6,260
Financial Liabilities	5,714	6,260
Notes in circulation
Financial instruments
Liabilities	3,237	3,218
Financial Liabilities	3,237	3,218
Other Financial liabilities
Financial instruments
Liabilities	5,202	5,346
Loans to customers - amortised cost
Financial instruments
Finance lease receivable	8,731	8,402
Other liabilities
Financial instruments
Liabilities	4,454	4,141
Other liabilities | Other Financial liabilities
Financial instruments
Liabilities	4,454	4,141
Held-for-trading
Financial instruments
Liabilities	126,031	146,855
Financial Liabilities	125,800	146,700
Held-for-trading | Trading liabilities
Financial instruments
Liabilities	53,636	52,808
Held-for-trading | Derivatives
Financial instruments
Liabilities	72,395	94,047
DFV
Financial instruments
Liabilities	3,125	2,722
DFV | Other financial liabilities
Financial instruments
Liabilities	2,888	2,377
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	0
DFV | Subordinated liabilities
Financial instruments
Liabilities	237	345
Amortised cost
Financial instruments
Liabilities	521,875	529,839
Lease liabilities	670	1,118
Amortised cost | Bank deposits
Financial instruments
Liabilities	22,190	20,441
Financial Liabilities	22,200	20,400
Amortised cost | Customer deposits
Financial instruments
Liabilities	431,377	450,318
Financial Liabilities	431,400	450,300
Amortised cost | Settlement balances
Financial instruments
Liabilities	6,645	2,012
Financial Liabilities	6,600	2,000
Amortised cost | Other financial liabilities
Financial instruments
Liabilities	52,201	46,730
Amortised cost | Subordinated liabilities
Financial instruments
Liabilities	5,477	5,915
Financial Liabilities	5,500	5,900
Amortised cost | Notes in circulation
Financial instruments
Liabilities	3,237	3,218
Financial Liabilities	3,200	3,200
Amortised cost | Other Financial liabilities
Financial instruments
Liabilities	£ 748	£ 1,205